PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 5. PROPERTY AND EQUIPMENT, NET

Property and equipment are summarized below:

	March 31, 2025	December 31, 2024

Lab equipment	$679,995	$662,747
Computers and software	81,433	81,433
Leasehold improvements	19,353	19,353
Vehicles	181,640	148,103
Property and equipment, gross	962,421	911,636
Less: accumulated depreciation and amortization	(580,012)	(536,251)
Total property and equipment, net	$382,409	$375,385

Depreciation expense was $43,763 and $38,811 for the three months ended March 31, 2025 and 2024, respectively.

Note 5. PROPERTY AND EQUIPMENT, NET

Property and equipment at December 31, 2024 and 2023, are summarized below:

	December 31,
	2024	2023

Lab equipment	$662,747	$647,214
Computers and software	81,433	68,682
Leasehold improvements	19,353	9,941
Vehicles	148,103	105,919
	911,636	831,756
Less: accumulated depreciation and amortization	(536,251)	(373,123)
Total property and equipment, net	$375,385	$458,633

Total property and equipment depreciation and amortization expense was $162,332 and $233,064 for the years ended December 31, 2024 and 2023, respectively.